Note 7 - Acquisition-related Items (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
recoveries (note 4)	$ (9,867)	$ (42,762)
The 2025 Acquisitions [Member]
recoveries (note 4)	$ 3,698